LEASES - Operating Lease Liability, Maturities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 663
2022	311
2023	165
2024	105
2025	37
Thereafter	0
Total lease payments	1,281
Less: present value discount	(97)
Total leases	$ 1,184